INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets	$ 2,770,363	$ 2,722,360
Non-current Assets	11,224,237	11,283,821	$ 10,983,979
Total Assets	13,994,600	14,006,181	13,670,391
Current Liabilities	1,399,394	1,346,064
Non-current Liabilities	5,478,313	5,660,834
Equity	7,116,893	6,999,283	6,646,445	$ 6,814,736
Total Equity and liabilities	13,994,600	14,006,181
Revenues	5,238,341	4,761,385	5,146,740
Expenses	(167,478)	(125,034)
Profit or loss (continuing operations)	270,352	217,577	367,711
Other comprehensive income	24,023	226,188	(389,145)
Total comprehensive income	294,375	443,765	(21,434)
Dividends	(176,749)	(90,828)	$ (146,029)
Puertos y Logística S.A. [Member]
Current Assets	92,816	76,021
Non-current Assets	590,309	572,831
Total Assets	683,125	648,852
Current Liabilities	44,564	44,457
Non-current Liabilities	331,681	301,065
Equity	306,880	303,330
Total Equity and liabilities	683,125	648,852
Revenues	130,720	107,722
Expenses	(132,538)	(98,642)
Profit or loss (continuing operations)	(1,818)	9,080
Other comprehensive income	5,850	7,385
Total comprehensive income	4,032	16,465
Dividends	0	0
Inversiones Puerto Corone S.A. [Member]
Current Assets	29	29
Non-current Assets	97,072	88,936
Total Assets	97,101	88,965
Current Liabilities	82	82
Non-current Liabilities	0	0
Equity	97,019	88,883
Total Equity and liabilities	97,101	88,965
Revenues	4,741	3,072
Expenses	0	0
Profit or loss (continuing operations)	4,741	3,072
Other comprehensive income		(29)
Total comprehensive income	4,741	3,043
Dividends	0	0
Serv.Corporativos Sercor S.A. [Member]
Current Assets	4,296	4,608
Non-current Assets	769	668
Total Assets	5,065	5,276
Current Liabilities	3,219	3,412
Non-current Liabilities	871	912
Equity	975	952
Total Equity and liabilities	5,065	5,276
Revenues	5,211	4,591
Expenses	(5,246)	(4,587)
Profit or loss (continuing operations)	(35)	4
Other comprehensive income	0	0
Total comprehensive income	(35)	4
Dividends	0	0
Stora Enso Arapoti Ind.de Papel S.A [Member]
Current Assets	0	0
Non-current Assets	0	0
Total Assets	0	0
Current Liabilities	0	0
Non-current Liabilities	0	0
Equity	0	0
Total Equity and liabilities	0	0
Revenues	0	492
Expenses	0	(6,320)
Profit or loss (continuing operations)	0	(5,828)
Other comprehensive income	0	0
Total comprehensive income	0	(5,828)
Dividends	0	0
Vale do corisco S.A. [Member]
Current Assets	6,384	24,972
Non-current Assets	126,215	415,083
Total Assets	132,599	440,055
Current Liabilities	123	3,446
Non-current Liabilities	32,636	109,079
Equity	99,840	327,530
Total Equity and liabilities	132,599	440,055
Revenues	34,449	44,822
Expenses	(29,648)	(15,238)
Profit or loss (continuing operations)	4,801	29,584
Other comprehensive income	95,039	0
Total comprehensive income	99,840	29,584
Dividends	0	1,420
Consorcio Tecnológico Bioenercel S.A. [Member]
Current Assets	5	6
Non-current Assets	45	153
Total Assets	50	159
Current Liabilities	0	0
Non-current Liabilities	5	6
Equity	45	153
Total Equity and liabilities	50	159
Revenues	2	33
Expenses	(10)	(147)
Profit or loss (continuing operations)	(8)	(114)
Other comprehensive income	0	0
Total comprehensive income	(8)	(114)
Dividends	0	0
Genómica Forestal S.A. [Member]
Current Assets	25	26
Non-current Assets	24	63
Total Assets	49	89
Current Liabilities	14	9
Non-current Liabilities	50	85
Equity	(15)	(5)
Total Equity and liabilities	49	89
Revenues	30	94
Expenses	(36)	(100)
Profit or loss (continuing operations)	(6)	(6)
Other comprehensive income	0	0
Total comprehensive income	(6)	(6)
Dividends	$ 0	$ 0